Asset retirement obligations (“ARO”) (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations
Schedule of provisions for assets retirement obligations

	12/31/2025	12/31/2024
Xuxa Mine (1)	2,924	2,169
Barreiro Mine (2)	954	734
Total	3,878	2,903

[1]	- Related to Phase I classified within property, plant and equipment.
[2]	- Related to Phase II classified within Deferred exploration and evaluation expenditure.

Schedule of changes in asset retirement obligations

	12/31/2025	12/31/2024
Opening balances	2,903	2,893

Accretion of asset retirement obligation	239	156
Addition of fixed assets	305	614
Addition (reversal) of exploration assets	67	(100)
Foreign currency translation adjustment of subsidiary	364	(660)

Asset retirement obligation total	3,878	2,903